Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes		Royalties	Fees	Total Payments
Total	$ 10,000		$ 233	$ 1,247	$ 11,480
UNITED STATES | United States Federal Government [Member]
Total	$ 10,000	[1]	$ 233	$ 1,247	$ 11,480

[1]	Tax payments relate to an extension tax payment on our 2023 federal income tax return.